UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑04722
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FMI Mutual Funds, Inc.
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(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
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(Name and address of agent for service)

1‑414‑226‑4555
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER
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Date of reporting period: JUNE 30, 2009
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Item 1. Schedule of Investments.
FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

Shares or Principal Amount	Value

LONG‑TERM INVESTMENTS‑77.9% (A)
COMMON STOCKS‑66.9% (A)

CONSUMER SERVICES SECTOR‑5.5%
Other Consumer Services‑5.5%
90,000	DeVry, Inc.	$4,503,600

FINANCE SECTOR‑14.1%
Finance/Rental/Leasing‑4.6%
61,250	Visa Inc.	3,813,425

Investment Banks/Brokers‑9.5%
25,950	The Goldman Sachs Group, Inc.	3,826,068
226,745	Charles Schwab Corp.	3,977,107
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		7,803,175

HEALTH SERVICES SECTOR‑7.7%
Health Industry Services‑7.7%
66,000	Express Scripts, Inc.*	4,537,500
77,905	Pharmaceutical Product Development, Inc.	1,808,954
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		6,346,454

INDUSTRIAL SERVICES SECTOR‑3.2%
Contract Drilling‑1.3%
36,000	Helmerich & Payne, Inc.	1,111,320

Engineering & Construction‑1.9%
37,000	Jacobs Engineering Group Inc.*	1,557,330

RETAIL TRADE SECTOR‑16.0%
Apparel/Footwear Retail‑4.1%
106,000	The TJX Companies, Inc.	3,334,760

Department Stores‑4.8%
92,440	Kohl's Corp.*	3,951,810

Drugstore Chains‑4.3%
120,000	Walgreen Co.	3,528,000

Home Improvement Chains‑2.8%
70,495	Fastenal Co.	2,338,319

TECHNOLOGY SERVICES SECTOR‑19.0%
Information Technology Services‑19.0%
130,000	Accenture Ltd.	4,349,800
90,000	Citrix Systems, Inc.*	2,870,100
170,000	Cognizant Technology Solutions Corp.*	4,539,000
105,510	Infosys Technologies Ltd. SP‑ADR	3,880,658
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		15,639,558
TRANSPORTATION SECTOR‑1.4%
Trucking‑1.4%

81,490	Heartland Express, Inc.	1,199,533

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	Total common stocks
	(Cost $51,395,550)	55,127,284

CORPORATE BONDS‑11.0% (A)

$2,200,000	BellSouth Corp., 4.75%, due 11/15/12	2,288,896
2,140,000	ConocoPhillips, 4.75%, due 2/01/14	2,219,184
745,000	The Coca‑Cola Co., 3.625%, due 3/15/14	754,967
1,400,000	JPMorgan Chase & Co., 4.65%, due 6/01/14	1,392,808
2,281,000	Hewlett‑Packard Co., 4.75%, due 6/02/14	2,380,267
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	Total corporate bonds
	(Cost $8,735,364)	9,036,122
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	Total long‑term investments
	(Cost $60,130,914)	64,163,406

SHORT‑TERM INVESTMENTS‑16.8% (A)
Federal Agencies‑6.1%
5,000,000	Federal Home Loan Bank, 0.12%, due 7/06/09	4,999,917
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	Total federal agencies
	(Cost $4,999,916)	4,999,917

U.S. Treasury Securities‑10.7%
1,050,000	U.S. Treasury Bills, 0.32%, due 7/02/09	1,049,997
1,200,000	U.S. Treasury Bills, 0.15%, due 7/23/09	1,199,881
4,600,000	U.S. Treasury Bills, 0.14%‑0.15%, due 8/20/09	4,599,006
2,000,000	U.S. Treasury Bills, 0.15%, due 9/10/09	1,999,344
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	Total U.S. treasury securities
	(Cost $8,848,293)	8,848,228
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	Total short‑term investments
	(Cost $13,848,209)	13,848,145
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	Total investments‑94.7%
	(Cost $73,979,123)	78,011,551

	Cash and receivables, less
	liabilities‑5.3% (A)	4,364,006
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	TOTAL NET ASSETS‑100.0%	$82,375,557
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*Non‑income producing security.

(A) Percentages for the various classifications relate to net assets.

SP‑ADR‑Sponsored American Depositary Receipts

As of June 30, 2009, the cost of investments for federal income tax purposes was $74,230,283 and the tax components of unrealized appreciation/depreciation was as follows:

Aggregate gross unrealized appreciation	$6,348,699
Aggregate gross unrealized depreciation	(2,567,431)
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Net unrealized appreciation	$3,781,268
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THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Mutual Funds, Inc.
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By (Signature and Title) /s/ Ted D. Kellner
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Ted D. Kellner, President

Date 8/25/09
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ted D. Kellner
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Ted D. Kellner, President

Date 8/25/09
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By (Signature and Title)	/s/ Ted D. Kellner
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Ted D. Kellner, Treasurer

Date 8/25/09
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